Pensions and Other Post Retirement Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset)
Balance at beginning of year	$ 428
Balance at end of year	$ (73)	$ 428
Minimum
Pensions and Other Post Retirement Benefits
Defined contribution plans annual contribution (as a percent)	5.00%
Maximum
Pensions and Other Post Retirement Benefits
Defined contribution plans annual contribution (as a percent)	11.50%
Pension and Other Post Retirement Benefits | Canada
Changes in net defined benefit liability (asset)
Percentage of net surplus	98.00%	91.00%
Weighted average duration of defined benefit obligation	13 years 9 months 18 days	15 years 8 months 12 days
Pension Benefits
Changes in net defined benefit liability (asset)
Current service costs	$ 183	$ 165
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	17	6
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions	(10)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(57)	411
Return on plan assets greater / (less) than discount rate	715	433
Pension Benefits | Obligations
Changes in net defined benefit liability (asset)
Balance at beginning of year	6,607	6,155
Current service costs	183	165
Plan participants' contributions	(77)	(17)
Benefits paid	382	345
Interest costs (income)	307	305
Disposals		(122)
Foreign exchange	12
Settlements	(4)	(9)
Termination benefits		6
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	17	6
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions	(10)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(57)	411
Balance at end of year	6,758	6,607
Pension Benefits | Plan assets
Changes in net defined benefit liability (asset)
Balance at beginning of year	(6,738)	(6,471)
Employer contributions	(90)	(27)
Plan participants' contributions	77	17
Benefits paid	(370)	(327)
Interest costs (income)	(308)	(320)
Disposals		(153)
Foreign exchange	(11)	(1)
Settlements	3	9
Administrative costs	(7)	(6)
Return on plan assets greater / (less) than discount rate	715	433
Balance at end of year	(7,385)	(6,738)
Net surplus / (unfunded) obligation at end of year	627	131
Pension Benefits | Irrecoverable Surplus
Changes in net defined benefit liability (asset)
Irrecoverable surplus at beginning of year	0	187
Interest on Irrecoverable surplus		10
Change in irrecoverable surplus during the year		(197)
Irrecoverable surplus at end of year		0
Other Post-Retirement Benefits
Changes in net defined benefit liability (asset)
Current service costs	13	12
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	(18)	3
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions	(4)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	11	29
Other Post-Retirement Benefits | Obligations
Changes in net defined benefit liability (asset)
Balance at beginning of year	559	519
Current service costs	13	12
Benefits paid	33	30
Interest costs (income)	25	26
Foreign exchange	1
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	(18)	3
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions	11
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(4)	29
Balance at end of year	554	559
Other Post-Retirement Benefits | Plan assets
Changes in net defined benefit liability (asset)
Net surplus / (unfunded) obligation at end of year	$ (554)	$ (559)